10-K Indebtedness - SAFE Notes (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)	Oct. 31, 2021 USD ($)
Debt Instrument [Line Items]
Changes in fair value included in operations	$ (27,260,256)	$ 22,097,809	$ (25,786,225)	$ 26,958,428	$ 31,729,718	$ 21,943,239
SAFE Notes
Debt Instrument [Line Items]
Changes in fair value included in operations	(16,750,000)		(16,490,000)	16,279,000	20,602,000	5,791,212
SAFE Notes Issued May Through October 2021
Debt Instrument [Line Items]
Principal amount								$ 8,906,788
Fair value of debt	14,670,000		14,670,000		22,750,000	12,938,000
SAFE Notes Issued May Through October 2021 | Related Party
Debt Instrument [Line Items]
Principal amount								$ 7,229,245
SAFE Notes Issued May Through October 2021 | SAFE Notes
Debt Instrument [Line Items]
Changes in fair value included in operations	(8,430,000)	6,194,000	(8,080,000)	8,131,000	9,812,000	3,781,212
SAFE Notes Issued In November 2021
Debt Instrument [Line Items]
Principal amount							$ 16,300,000
Fair value of debt	20,440,000		20,440,000		28,850,000	18,060,000
SAFE Notes Issued In November 2021 | Related Party
Debt Instrument [Line Items]
Principal amount							$ 15,000,000
SAFE Notes Issued In November 2021 | SAFE Notes
Debt Instrument [Line Items]
Changes in fair value included in operations	$ (8,320,000)	$ 6,241,000	$ (8,410,000)	$ 8,148,000	$ 10,790,000	$ 2,010,000
Term | Minimum | SAFE Notes
Debt Instrument [Line Items]
Debt instrument measurement input	0.8		0.8		0.3	1.0
Term | Maximum | SAFE Notes
Debt Instrument [Line Items]
Debt instrument measurement input	2		2		2	2
Risk-free interest rate | Minimum | SAFE Notes
Debt Instrument [Line Items]
Debt instrument measurement input	0.0481		0.0481		0.0436	0.0009
Risk-free interest rate | Maximum | SAFE Notes
Debt Instrument [Line Items]
Debt instrument measurement input	0.0533		0.0533		0.0467	0.0073
Volatility | SAFE Notes
Debt Instrument [Line Items]
Debt instrument measurement input						110
Volatility | Minimum | SAFE Notes
Debt Instrument [Line Items]
Debt instrument measurement input	0.65		0.65		0.75
Volatility | Maximum | SAFE Notes
Debt Instrument [Line Items]
Debt instrument measurement input	0.75		0.75		0.85
Discount rate
Debt Instrument [Line Items]
Debt instrument measurement input						0.20